(Loss) Earnings Per Common Share	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
(Loss) Earnings Per Common Share [Abstract]
(Loss) Earnings Per Common Share

Note 14. (Loss) Earnings Per Common Share

The Company computes basic and diluted earnings per share by dividing net (loss) income by the weighted average number of common shares outstanding during the period. Diluted earnings per share are similarly calculated with the inclusion of dilutive common stock equivalents. For the three months ended September 30, 2025, and the nine months ended September 30, 2025 and 2024, basic and dilutive net loss per common share were the same since the inclusion of common shares issuable pursuant to the exercise of common stock equivalents in the calculation of diluted net loss per common share would have been anti-dilutive.

The calculation of basic and diluted net loss per share for the three and nine months ended September 30, 2025 includes 166,667 of the B Warrants that remain outstanding as of September 30, 2025.

The following table reconciles the (loss) income and average share amounts used to compute both basic and diluted earnings per share (amounts in thousands, except for share and per share data):

	Nine Months Ended September 30,
	2025	2024
Loss per common share - basic and diluted
Net loss available to common stockholders - basic and diluted	$(2,836)	$(355)
Weighted average shares outstanding - basic and diluted	45,750,667	39,817,959
Basic and diluted loss per common share	$(0.06)	$(0.01)

	Three Months Ended September 30,
	2025	2024
(Loss) income per common share - basic and diluted
Net (loss) income available to common stockholders - basic and diluted	$(1,307)	$189
Weighted average shares outstanding - basic	54,260,091	39,898,456
Basic (loss) income per common share	$(0.02)	$0.00
Effect of dilutive securities:
Stock options (treasury stock method)	-	4,300,158
Weighted average shares outstanding - diluted	54,260,091	44,198,614
Diluted (loss) income per common share	$(0.02)	$0.00

The calculation of diluted net loss per share for the three months ended September 30, 2024 excludes 4,300,158 stock options because their inclusion would have been anti-dilutive.

Note 13. Net Loss Per Common Share

The Company computes basic and diluted earnings per share by dividing net loss by the weighted average number of common shares outstanding during the period. Diluted earnings per share are similarly calculated with the inclusion of dilutive common stock equivalents. For the year ended December 31, 2024 and 2023, basic and dilutive net loss per common share were the same since the inclusion of common shares issuable pursuant to the exercise of Series A Preferred Stock and Series A Prime Preferred Stock in the calculation of diluted net loss per common shares would have been anti-dilutive.

The following table reconciles the net loss and weighted average share amounts used to compute both basic and diluted net loss per share (amounts in thousands, except for share and per share amounts):

	Year Ended December 31,
	2024	2023
Loss per common share – basic and diluted
Net loss available to common stockholders – basic and diluted	$(994)	$(3,556)
Weighted average shares outstanding – basic and diluted	39,840,144	37,505,303
Basic and diluted loss per common share	$(0.02)	$(0.09)

In accordance with the contingently issuable shares guidance of ASC 260, the calculation of diluted net loss per share excludes the following dilutive securities because their inclusion would have been anti-dilutive as of December 31:

	2024	2023
Stock options	365,146	330,697
Total	365,146	330,697